CUSTOMER CONCENTRATIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
CUSTOMER CONCENTRATIONS
Sales and retailer customer sales
	2022		2021
End-User Sales	$331,078	57%	$357,587	68%
Retailer Sales	246,757	43%	166,981	32%
	$577,835	100%	$524,568	100%

	2021		2020
End-User Sales	$686,561	72%	$265,563	55%
Retailer Sales	267,120	28%	215,150	45%
	$953,681	100%	$480,713	100%